Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Basis of Presentation

The Company’s unaudited condensed consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial statements. Accordingly, they do not contain all information and notes required by U.S. GAAP for annual financial statements. In the opinion of management, these unaudited condensed consolidated interim financial statements reflect all adjustments, which include normal recurring adjustments, necessary for a fair statement of the Company’s financial position as of June 30, 2018, the results of operations for the six and three months ended June 30, 2018 and 2017, and cash flows for the six months ended June 30, 2018 and 2017.

These unaudited condensed consolidated interim financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2017 and notes thereto included in the Company’s annual financial statements for the year ended December 31, 2017. The condensed balance sheet data as of December 31, 2017 included in these unaudited condensed consolidated financial statements was derived from the audited financial statements for the year ended December 31, 2017 but does not include all disclosures required by U.S. GAAP.

The results for the six and three month periods ended June 30, 2018 are not necessarily indicative of the results to be expected for the year ending December 31, 2018.

Recently Issued Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” (“Topic 606”, “ASU 2014-09”, or “the New Revenue Standard”). ASU 2014-09 requires entities to recognize revenue that represents the transfer of promised goods or services to customers in an amount equivalent to the consideration to which the entity expects to be entitled to in exchange for those goods or services. The following steps should be applied to determine this amount: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. ASU 2014-09 supersedes the revenue recognition requirements in ASU 605, “Revenue Recognition,” and most industry-specific guidance in the Accounting Standards Codification. The New Revenue Standard is effective for the Company for annual reporting periods, including interim periods therein, beginning January 1, 2018. The New Revenue Standard may be applied retrospectively with the cumulative effect recognized as of the date of adoption (modified retrospective method). The Company has adopted the New Revenue Standard using modified retrospective method. The Company has completed its assessment of the New Revenue Standard and identified two revenue streams; (1) licensing revenue and (2) revenue from clinical supply of RTGel per the license agreement with Allergan. The implementation of the New Revenue Standard did not have a material impact on the amount or timing of the Company’s current revenue recognition related to these revenue streams.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842 or “ASU 2016-02”). ASU 2016-02 supersedes existing guidance in Leases (Topic 840). The revised standard requires lessees to recognize the assets and liabilities arising from leases with lease terms greater than twelve months on the balance sheet, including those currently classified as operating leases, and to disclose key information about leasing arrangements. Lessees will be required to recognize a lease liability and a right-of-use asset on their balance sheets, while lessor accounting will remain largely unchanged. The guidance is effective for annual periods beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the impact the adoption of ASU 2016-02 will have on its consolidated financial statements and related disclosures.